RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES
We transact business with the following related parties and affiliated companies, an affiliated company being a company in which Hemen and companies associated with Hemen have significant influence or control: SFL, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean Group Limited ("Golden Ocean"), Alta Trading UK Limited, Archer Limited, Flex LNG Ltd, Avance Gas Holding Ltd. ("Avance Gas"), and Front Ocean Management AS ("Front Ocean Management"). We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

Summary

A summary of transactions with related parties and affiliated companies for the six months ended June 30, 2024 and 2023 was as follows:

(in thousands of $)	2024	2023
Revenues and other operating income
Seatankers Management Co. Ltd	1,109	1,085
SFL	1,837	3,558
Golden Ocean	748	2,253
Flex LNG Ltd	736	835
Avance Gas	929	1,042
TFG Marine	186	642
Total revenues and other operating income	5,545	9,421

Operating expenses
Front Ocean Management	1,558	1,272
Seatankers Management Norway AS	351	551
Seatankers Management Co. Ltd	215	271
Total operating expenses	2,124	2,094

Other income (expenses)
Shareholder loan facility finance expense	(10,936)	—
Revolving credit facility finance expense	(6,903)	(7,567)
FMS Holdco share of results	711	1,208
TFG Marine share of results	(1,631)	3,747
Total other expenses	(18,759)	(2,612)

Revenues earned from related parties and affiliated companies comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and administrative services. Operating expenses paid to related parties and affiliated companies comprise rental for vessels and office space, support staff costs, and corporate administration.

Related party and affiliated company balances

A summary of balances due from related parties and affiliated companies as of June 30, 2024 and December 31, 2023 was as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
SFL	4,515	4,652
Seatankers Management Co. Ltd	1,859	726
Golden Ocean	11,743	11,147
Alta Trading UK Limited	—	8
Flex LNG Ltd	430	455
TFG Marine	1,479	1,117
Avance Gas	1,068	1,080
Other related parties and affiliated companies	111	107
Related party and affiliated company receivables	21,205	19,292

Balances due from related parties and affiliated companies are primarily derived from newbuilding supervision fees, technical and commercial management fees, and recharges for administrative services.

A summary of balances due to related parties and affiliated companies at June 30, 2024 and December 31, 2023 was as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
SFL	7,773	6,407
Seatankers Management Co. Ltd	448	337
Golden Ocean	17,211	13,837
Flex LNG Ltd	512	549
TFG Marine	27,922	25,956
Front Ocean Management	11	71
Avance Gas	633	562
Related party and affiliated company payables	54,510	47,719
Shareholder loan facility	147,500	235,000
Revolving credit facility	75,000	175,000
Total due to related parties and affiliated companies	277,010	457,719

Related party and affiliated company payables are primarily for bunker purchases, supplier rebates, loan interest and corporate administration fees.

Transactions with associated companies

A share of losses of TFG Marine of $1.6 million was recognized in the six months ended June 30, 2024 (2023: profit of $3.7 million). The Company also entered into a bunker supply arrangement with TFG Marine, under which it has paid $291.2 million to TFG Marine in the six months ended June 30, 2024 (2023: $193.1 million) and $27.9 million remained due as of June 30, 2024 (December 31, 2023: $26.0 million).

A share of profits of FMS Holdco of $0.7 million was recognized in the six months ended June 30, 2024 (2023: $1.2 million).

Transactions with key management personnel

The total amount of the remuneration earned by all directors and key management personnel for their services in the six months ended June 30, 2024 and 2023 was as follows:

(in thousands of $)	2024	2023
Total remuneration	5,416	2,316
of which:
Paid in capacity as directors	2,440	996
Other remuneration	2,976	1,320

The directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the Annual General Meeting. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2024	2023
Total fixed remuneration	464	419
of which:
Cost of pension	15	11
Total variable remuneration	4,952	1,898
of which:
Share based payments	2,976	2,005